Restructuring	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Restructuring and Related Activities [Abstract]
Restructuring

Note 14—Restructuring Related Costs

The Company previously announced its intention to reorganize and cease its operations in certain North American facilities. Additionally, in the prior year, the Company recorded certain restructuring related severance costs primarily in Europe resulting from the integration of businesses subsequent to the merger with Chesapeake in February 2014.

The following is a summary of the activity with respect to the Company’s restructuring related costs.

	Severance and Employee Related	Costs Associated with Exit or Disposal Activities	Total
Balance at June 30, 2015	$256	$776	$1,032
Restructuring related costs	2,536	1,733	4,269
Amounts paid	(2,294)	(2,106)	(4,400)

Balance at March 31, 2016	$498	$403	$901

	Severance and	Costs Associated with Exit
	Employee Related	or Disposal Activities	Total
Balance at June 30, 2014	$2,060	$2,250	$4,310
Restructuring related costs	5,490	—	5,490
Amounts paid	(6,575)	(1,228)	(7,803)

Balance at March 31, 2015	$975	$1,022	$1,997

These costs are primarily recorded in cost of goods sold in the accompanying condensed consolidated statements of operations and comprehensive income (loss) for the three and nine months ended March 31, 2016 and 2015. Accrued restructuring related costs are included in other current liabilities on the condensed consolidated balance sheets.

Note 16—Restructuring

During 2014, the Company announced its intention to reorganize its operations and cease operations in its Terre Haute, Indiana, Evansville, Indiana and Fairfield, New Jersey facilities. The reorganization will position the Company for further, profitable growth.

The following is a summary of the activity with respect to a reserve established by the Company in connection with the Restructuring Plan, by category of costs.

	Severance and employee related	Costs associated with exit or disposal activities	Total
Balance at August 15, 2013	$—	$—	$—
Restructuring costs	4,797	2,855	7,652
Amounts paid	(2,737)	(605)	(3,342)

Balance at June 30, 2014	2,060	2,250	4,310
Amounts paid	(1,324)	(1,474)	(2,798)
Adjustments (1)	(480)	—	(480)

Balance at June 30, 2015	$256	$776	$1,032

(1)	All adjustments were changes in estimates whereby decreases were recorded to cost of goods sold in the accompanying consolidated statements of operations and comprehensive income (loss).

These charges are recorded in cost of goods sold in the accompanying consolidated statements of operations and comprehensive income (loss) for the period from August 15, 2013 through June 30, 2014. Accrued restructuring costs are included in other current liabilities on the consolidated balance sheet.